Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	AMARC RESOURCES LTD
Entity Central Index Key	0001175596
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Entity File Number	0-49869
Entity Common Stock, Shares Outstanding	175,602,894
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020